Activity of Non-vested Shares by Red 5 (Detail) - Ordinary Shares Granted By Red 5	12 Months Ended
Dec. 31, 2015 $ / shares shares
Number of Options
Non-vested at January 1, 2015	612,244
Granted	0
Forfeited	0
Vested	(612,244)
Non-vested at December 31, 2015
Weighted-Average Grant-Date Fair Value
Non-vested at January 1, 2015 | $ / shares	$ 0.01193
Vested | $ / shares	0.01193
Non-vested at December 31, 2015 | $ / shares	$ 0.01193